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December 1, 2021	Ali R. Olia T +1 617 951 3600 Ali.Olia@ropesgray.com

BY EDGAR

Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

Re: Thrivent ETF Trust (the “Trust”)

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Thrivent ETF Trust, a Massachusetts business trust.

We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (617) 951-3600. Thank you for your attention to this matter.

Very truly yours,

/s/ Ali R. Olia

Ali R. Olia

cc:	Brian D. McCabe

Jeremy C. Smith

John. D. Jackson